Net gain or loss on financial assets at FVTOCI - Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of financial assets [line items]
Total	₩ 130,620	$ 90,423	₩ 96,620	₩ (37,641)
Loss on redemption of securities
Disclosure of financial assets [line items]
Total	0		0	104
Gain (Loss) on transaction of securities
Disclosure of financial assets [line items]
Total	130,644		96,620	(37,745)
Gain on transactions of loans
Disclosure of financial assets [line items]
Total	₩ (24)		₩ 0	₩ 0